Note 15 - Income Tax (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%		26.50%	26.50%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			$ 13,325
Deferred Tax Assets, Net	$ 33,815		33,815	$ 67,671
Undistributed Earnings of Foreign Subsidiaries	42,709		42,709	21,886
Unrecognized Tax Benefits	1,858		1,858	2,292	$ 2,519
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,858		1,858	2,292
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense			18	234
Recovery of Income Tax Interest and Penalties			155	58
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	213		213	$ 350
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (550)		$ (550)
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period			4 years
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period			7 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period			3 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period			5 years
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period			4 years
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%